Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Information
Summary of selected financial data related to our segments

	Three Months Ended March 31, 2023
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$181,209	$25,391	$(1,158)	$205,442

Adjusted EBITDA	8,421	32	n/a	8,453
Less:
Interest expense				6,029
Income tax benefit				(4,359)
Depreciation and amortization				5,874
Acquisition, restructuring and integration expense				6,644
Change in fair value of warrant liabilities				(5,529)
Management and consulting fees (S&D Coffee, Inc. acquisition)				556
Equity-based compensation				1,548
Conway extract and ready-to-drink facility start-up costs				1,869
Mark-to-market adjustments				(1,236)
Loss on disposal of property, plant and equipment				896
Other				487
Net loss				$(4,326)
Total assets	688,403	84,898	n/a	773,301

	Three Months Ended March 31, 2022
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$148,362	$47,772	$(9,706)	$186,428

Adjusted EBITDA	10,420	974	n/a	11,394
Less:
Interest expense				8,048
Income tax benefit				(1,584)
Depreciation and amortization				6,014
Acquisition, restructuring and integration expense				2,483
Management and consulting fees (S&D Coffee, Inc. acquisition)				1,335
Equity-based compensation				171
Mark-to-market adjustments				(1,145)
Loss on disposal of property, plant and equipment				105
Other				672
Net loss				$(4,705)
Total assets	532,035	113,329	n/a	645,364

	Year Ended December 31, 2022
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$685,303	$207,579	$(25,010)	$867,872

Adjusted EBITDA	53,951	6,102	n/a	60,053
Less:
Interest expense, net				35,497
Income tax expense				111
Depreciation and amortization				24,210
Acquisition, restructuring and integration expense				13,169
Change in fair value of warrants				29,675
Management and consulting fees (S&D acquisition)				3,868
Equity-based compensation				2,631
Mark-to-market adjustments				3,502
Loss (gain) on disposal of property, plant and equipment				935
Other				1,916
Net loss				$(55,461)

Capital expenditures	$63,158	$103	n/a	$63,261
Total assets	658,814	87,399	n/a	746,213

	Year Ended December 31, 2021
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$551,013	$170,035	$(22,904)	$698,144

Adjusted EBITDA	41,468	5,706	n/a	47,174
Less:
Interest expense, net				32,549
Income tax benefit				(3,368)
Depreciation and amortization				25,501
Acquisition, restructuring and integration expense				8,835
Management and consulting fees (S&D acquisition)				6,382
Equity-based compensation				1,223
Mark-to-market adjustments				(3,585)
Loss (gain) on disposal of property, plant and equipment				243
Other				702
Net loss				$(21,308)

Capital expenditures	$24,501	$614	n/a	$25,115
Total assets	510,751	82,269	n/a	593,020

	Year Ended December 31, 2020
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$424,906	$150,577	$(24,637)	$550,846

Adjusted EBITDA	28,802	4,793	n/a	33,595
Less:
Interest expense, net				25,229
Income tax benefit				(17,545)
Depreciation and amortization				23,838
Acquisition, restructuring and integration expense				22,355
Management and consulting fees (S&D acquisition)				5,317
Equity-based compensation				1,553
Impairment charges				82,083
Inventory write-offs				5,432
Mark-to-market adjustments				(217)
Loss (gain) on disposal of property, plant and equipment				7,750
Other				6,665
Net loss				$(128,865)

Capital expenditures	$18,944	$528	n/a	$19,472
Total assets	488,577	59,563	n/a	548,140